Summary of Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares
Notes and other explanatory information [abstract]
Number of options outstanding, Beginning Balance | shares	1,620,000	2,300,000	1,528,000
Weighted average exercise price, Beginning Balance	$ 1.24	$ 1.27			$ 0.79
Number of options outstanding, Granted	11,650,000		1,442,000	0.22	0.30
Weighted average exercise price, Granted	$ 0.16				$ 1.86
Number of options outstanding, Exercised | shares		(440,000)	(669,000)
Weighted average exercise price, Exercised		$ 1.65			1.33
Number of options outstanding, Exercised | shares	(690,000)	(240,000)	(1,000)
Weighted average exercise price, Expired	$ 0.90	$ 0.79			0.50
Number of options outstanding, forfeited | shares	(566,000)
Weighted average exercise price, Forfeited	$ 1.32
Number of options outstanding, Ending Balance | shares	12,014,000	1,620,000	2,300,000
Weighted average exercise price, Ending Balance	$ 0.21	$ 1.24			$ 1.27